EXHIBIT 99.3

John Deere Owner Trust 2013-B

Servicer’s Certificate

$257,000,000 Class A-1 0.25000% Asset Backed Notes due September 26, 2014
$227,000,000 Class A-2 0.55% Asset Backed Notes due January 15, 2016
$277,000,000 Class A-3 0.87% Asset Backed Notes due August 15, 2017
$87,613,000 Class A-4 1.39% Asset Backed Notes due December 16, 2019
$21,759,823 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Apr-14
Actual Payment Date (A/360)				15-Apr-14
Collection Period Begin Date				24-Feb-14
Collection Period End Date				23-Mar-14
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				29

(1)	Total Distribution Amount:			$39,136,230.74
	(a)	Total cash receipts during the month:		$37,830,358.49
	(b)	Administrative repurchases during the month:		$1,305,724.19
	(c)	Investment earnings on cash accounts:		$148.06
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$413,582.78
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$7,231.05
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$104,041.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$200,825.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$101,485.06
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$36,974,977.51
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$35,905,916.69
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	97.11%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$35,905,916.69

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$1,069,060.82
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	2.89%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$1,069,060.82

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$37,388,560.29

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,879,661.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$1,200,650.90
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$1,200,650.90
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$1,200,650.90
	(e)	Ending Balance (after giving effect to all distributions):		$10,879,661.00
	(f)	Specified Reserve Account Balance:		$10,879,661.00

(7)	Servicing Fee:			$546,919.55
	(a)	Amount of Servicing Fee earned:		$546,919.55
	(b)	Amount of Servicing Fee paid:		$546,919.55
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$1,200,650.90

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$619,353,507.93

	(b)	Note Value as of the end of the related Collection Period:		$612,303,762.31

	(c)	Number of Accounts at the end of the related Collection Period:		14,582

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$225,930,939.18
		(ii)	Class A-2 Note Pool Factor:	0.9952905

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$277,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$87,613,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$21,759,823.13
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:

		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$204,525.09
		(ii) % of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$172,556.13
	(ii)	Cumulative amount of net losses:	$354,651.59
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.04%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.80%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	14,924
	(b)	Number of loans at the end of the period:	14,582
	(c)	Weighted average remaining term on receivables:	36.85
	(d)	Prepayment amount - monthly:	$9,327,667.99
	(e)	Prepayment amount - life-to-date:	$86,737,424.65
	(f)	Weighted average APR of the pool assets:	2.69%
	(g)	Pool Factor:	0.70